Summary of Significant Accounting Policies - Other Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Mar. 31, 2020 USD ($)
Summary of Significant Accounting Policies
Number of reporting units | item	5	5	1
Goodwill, impairment loss	$ 468
Impairment of indefinite lived intangible assets	$ 0	$ 0	$ 0
Percentage payment of calculated tax savings to pre-business combination equity holders	85.00%
Aggregate principal amount	$ 1,665,000	2,028,993		$ 1,956,850
Advertising expense	$ 9,574	$ 12,150	$ 14,416
Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	2 years
Customers contract period (in years)	1 year
Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	20 years
Customers contract period (in years)	2 years
Term Loan Facility
Summary of Significant Accounting Policies
Aggregate principal amount	$ 900,000
Capitalized computer software
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	5 years
Purchased computer software
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	3 years
Customer relationships | Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	2 years
Customer relationships | Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	14 years
Databases and content | Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	13 years
Databases and content | Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	20 years
Finite-lived trade names
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	18 years
Computer hardware
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	3 years
Furniture, fixtures and equipment | Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	5
Furniture, fixtures and equipment | Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	7 years